Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000798528
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	ODYSSEY MARINE EXPLORATION, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-31895
Entity Tax Identification Number	84-1018684
Entity Address, Address Line One	205 S. Hoover Blvd.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	(813)
Local Phone Number	876-1776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OMEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false